Accounts Receivable - Summary of Movement in Allowance for Doubtful Debts (Detail) - Accounts receivables [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Balance, beginning of year	¥ 6,709	¥ 5,210	¥ 5,466
Impact on initial application of IFRS 9 (2014) (Note 2.2(c))		1,118
Allowance for the year	3,128	3,300	3,325
Written-off during the year	(2,469)	(2,919)	(3,581)
Balance, end of year	¥ 7,368	¥ 6,709	¥ 5,210